Risk management - Maturity of financial liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($) $ / $
Risk management
Loans (payment of principal and interest)	$ 174,096,118
Trade and other payables	19,316,935
Total	$ 193,413,053
Closing foreign exchange rate | $ / $	4,409.15
Up to 1 year
Risk management
Loans (payment of principal and interest)	$ 10,439,654
Trade and other payables	19,302,124
Total	29,741,778
From 1 to 5 years
Risk management
Loans (payment of principal and interest)	57,688,188
Trade and other payables	14,811
Total	57,702,999
From 5 to 10 years
Risk management
Loans (payment of principal and interest)	57,688,188
Trade and other payables	0
Total	57,688,188
More than 10 years
Risk management
Loans (payment of principal and interest)	48,280,088
Trade and other payables	0
Total	$ 48,280,088